SEGMENT INFORMATION (Schedule Of Components Of Net Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SEGMENT INFORMATION
Net revenues	$ 202,102	$ 63,364	$ 41,111
Cost of revenues	184,398	51,767	36,720
Operating expenses	105,581	84,610	109,697
Loss from operations	(87,877)	(73,013)	(105,306)
Net loss from continuing operations	(110,503)	(194,053)	(223,177)
Net income from discontinued operations	0	8,701	1,520
Net loss	(110,503)	(185,352)	(221,657)
Renren [Member]
SEGMENT INFORMATION
Net revenues	52,251	42,513	36,880
Cost of revenues	40,108	37,696	35,203
Operating expenses	80,403	68,918	107,211
Loss from operations	(68,260)	(64,101)	(105,534)
Net loss from continuing operations	(85,237)	(183,638)	(221,851)
Net income from discontinued operations	0	8,701	1,520
Net loss	(85,237)	(174,937)	(220,331)
Auto Group [Member]
SEGMENT INFORMATION
Net revenues	149,851	20,851	4,231
Cost of revenues	144,290	14,071	1,517
Operating expenses	25,178	15,692	2,486
Loss from operations	(19,617)	(8,912)	228
Net loss from continuing operations	(25,266)	(10,415)	(1,326)
Net income from discontinued operations	0	0	0
Net loss	$ (25,266)	$ (10,415)	$ (1,326)